Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Current assets
Cash and cash equivalents	$ 2,643,937	$ 418,893
Short-term investment	0	378,000
Receivables	399,106	8,833
Prepaid expenses	502,264	410,621
Other current assets	495,415	0
Total current assets	4,040,722	1,216,347
TOTAL ASSETS	4,040,722	1,216,347
Current liabilities
Accounts payable and accrued liabilities	2,181,154	1,197,804
Shares to be issued	150,000	0
Total current liabilities	2,331,154	1,197,804
Derivative liability	1,725,760	1,581,444
TOTAL LIABILITIES	4,056,914	2,779,248
STOCKHOLDERS' DEFICIT
Common stock (Unlimited Class A common shares authorized); (72,193,209 shares issued and outstanding at March 31, 2016 and 63,104,788 shares issued and outstanding at March 31, 2015)	24,347,930	16,358,093
Additional paid-in capital	2,940,539	2,434,552
Shares to be issued	0	39,545
Accumulated other comprehensive loss	(999,398)	(971,640)
Accumulated deficit	(26,305,263)	(19,423,451)
TOTAL STOCKHOLDERS' DEFICIT	(16,192)	(1,562,901)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 4,040,722	$ 1,216,347